Total Income Tax Recognized (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Income Taxes [Line Items]
Provision for Income Taxes	¥ 89,057	¥ 98,553	¥ 53,682
Income taxes on discontinued operations	166	4,681	(347)
Income taxes on other comprehensive income (loss):
Net unrealized gains (losses) on investment in securities	6,915	5,304	6,209
Defined benefit pension plans	(4,045)	1,456	2,727
Foreign currency translation adjustments	6,880	1,756	7,225
Net unrealized gains (losses) on derivative instruments	(255)	329	40
Direct adjustments to shareholders' equity	(734)	(101)	70
Total income taxes	¥ 97,984	¥ 111,978	¥ 69,606